Voya Solution Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 18.6%
4,603	iShares Russell 2000 ETF	$944,858	3.0
6,191	Vanguard FTSE Developed Markets ETF	297,354	0.9
10,849	Vanguard Russell 1000 Growth ETF	774,185	2.4
7,068	Vanguard S&P 500 ETF	2,934,421	9.4
6,237	Vanguard Value ETF	921,704	2.9

	Total Exchange-Traded Funds
	(Cost $5,333,148)	5,872,522	18.6

MUTUAL FUNDS: 81.3%
	Affiliated Investment Companies: 81.3%
602,808	(1) Voya Government Money Market Portfolio - Class I	602,808	1.9
81,849	Voya Multi-Manager Emerging Markets Equity Fund - Class I	837,312	2.6
322,992	Voya Multi-Manager International Equity Fund - Class I	3,281,597	10.4
100,219	Voya Multi-Manager International Factors Fund - Class I	933,040	3.0
171,241	Voya Multi-Manager Mid Cap Value Fund - Class I	1,743,238	5.5
345,682	Voya U.S. Stock Index Portfolio - Class I	7,207,472	22.8
106,745	VY® Columbia Contrarian Core Portfolio - Class I	2,402,825	7.6
88,611	VY® Invesco Comstock Portfolio - Class I	1,956,541	6.2
67,520	VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	1,332,855	4.2
49,879	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,596,115	5.0
135,601	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	1,758,746	5.6
20,473	VY® T. Rowe Price Growth Equity Portfolio - Class I	2,064,078	6.5

	Total Mutual Funds
	(Cost $25,039,889)	25,716,627	81.3

	Total Investments in Securities (Cost $30,373,037)	$31,589,149	99.9
	Assets in Excess of Other Liabilities	17,672	0.1
	Net Assets	$31,606,821	100.0

(1)	Non-income producing security.

Voya Solution Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$5,872,522	$–	$–	$5,872,522
Mutual Funds	25,716,627	–	–	25,716,627
Total Investments, at fair value	$31,589,149	$–	$–	$31,589,149

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Government Money Market Portfolio - Class I	$-	$602,808	$-	$-	$602,808	$-	$-	$-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	902,854	404,769	(483,479)	13,168	837,312	-	(173,400)	-
Voya Multi-Manager International Equity Fund - Class I	3,707,194	366,657	(399,984)	(392,270)	3,281,597	-	(52,733)	-
Voya Multi-Manager International Factors Fund - Class I	942,121	70,533	(27,334)	(52,280)	933,040	-	2,212	-
Voya Multi-Manager Mid Cap Value Fund - Class I	1,795,209	124,838	(79,950)	(96,859)	1,743,238	-	3,768	-
Voya U.S. Stock Index Portfolio - Class I	7,235,150	714,980	(301,881)	(440,777)	7,207,472	-	110,725	-
VY® Columbia Contrarian Core Portfolio - Class I	2,421,072	170,233	(85,832)	(102,648)	2,402,825	-	33,666	-
VY® Invesco Comstock Portfolio - Class I	1,952,542	217,220	(168,028)	(45,193)	1,956,541	-	124,794	-
VY® JPMorgan Small Cap Core Equity Portfolio Class R6	1,296,039	158,884	(16,777)	(105,291)	1,332,855	-	13,332	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,591,887	113,489	(56,594)	(52,667)	1,596,115	-	6,419	-
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	1,689,862	304,775	(21,527)	(214,364)	1,758,746	-	1,385	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	2,355,878	430,796	(291,004)	(431,592)	2,064,078	-	51,867	-
	$25,889,808	$3,679,982	$(1,932,390)	$(1,920,773)	$25,716,627	$-	$122,035	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $31,097,172.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$2,392,711
Gross Unrealized Depreciation	(1,900,734)
Net Unrealized Appreciation	$491,977